CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Class A Ordinary Share	Class B Ordinary Share	Additional Paid-in Capital	Retained Earnings Accumulated Deficit	Total
Balance at the beginning at Sep. 10, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Sep. 10, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of Class A ordinary shares subject to possible redemption	$ (2,865)		(286,464,805)		(286,467,670)
Change in value of Class A ordinary shares subject to possible redemption (in shares)	(28,646,767)
Net income (loss)	$ 0	$ 0	0	(1,767,451)	(1,767,451)
Balance at the end at Dec. 31, 2020	$ 585	$ 863	6,766,010	(1,767,451)	5,000,007
Balance at the end (in shares) at Dec. 31, 2020	5,853,233	8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of Class A ordinary shares subject to possible redemption	$ (161)		(6,766,010)	(9,317,719)	(16,083,890)
Change in value of Class A ordinary shares subject to possible redemption (in shares)	(1,608,389)
Net income (loss)				16,083,886	16,083,886
Balance at the end at Mar. 31, 2021	$ 424	$ 863		4,998,716	5,000,003
Balance at the end (in shares) at Mar. 31, 2021	4,244,844	8,625,000
Balance at the beginning at Dec. 31, 2020	$ 585	$ 863	6,766,010	(1,767,451)	5,000,007
Balance at the beginning (in shares) at Dec. 31, 2020	5,853,233	8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)					13,423,592
Balance at the end at Jun. 30, 2021	$ 451	$ 863	2,660,273	2,338,422	5,000,009
Balance at the end (in shares) at Jun. 30, 2021	4,510,874	8,625,000
Balance at the beginning at Mar. 31, 2021	$ 424	$ 863		4,998,716	5,000,003
Balance at the beginning (in shares) at Mar. 31, 2021	4,244,844	8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of Class A ordinary shares subject to possible redemption	$ 27		2,660,273		2,660,300
Change in value of Class A ordinary shares subject to possible redemption (in shares)	266,030
Net income (loss)				(2,660,294)	(2,660,294)
Balance at the end at Jun. 30, 2021	$ 451	$ 863	$ 2,660,273	$ 2,338,422	$ 5,000,009
Balance at the end (in shares) at Jun. 30, 2021	4,510,874	8,625,000